Dividends - Additional Information (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Jul. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Dividends [Abstract]
Dividend paid		₩ 546,044	₩ 260,017
Dividend paid per share		₩ 750	₩ 360
Interim dividends paid	₩ 108,340
Interim dividend	₩ 150